Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
Shareholders' equity
Schedule of accumulated other comprehensive income (loss)

	Cumulative translation	Remeasurements of	Hedge
	adjustment	retirement benefits	accounting	Total
At January 01, 2017	(89,087)	3,327	(9,980)	(95,740)
Translation adjustment on foreign investments	(10,742)	—	—	(10,742)
Cash flow hedge accounting	—	—	12,556	12,556
Remeasurements of retirement benefits	—	(3,327)	—	(3,327)
At December 31, 2017	(99,829)	—	2,576	(97,253)
Translation adjustment on foreign investments	(9,959)	—	—	(9,959)
Cash flow hedge accounting	—	—	(2,192)	(2,192)
At December 31, 2018	(109,788)	—	384	(109,404)
Translation adjustment on foreign investments	(54,765)	—	—	(54,765)
Cash flow hedge accounting	—	—	879	879
At December 31, 2019	(164,553)	—	1,263	(163,290)
Attributable to non-controlling interests				(23,034)
Attributable to NEXA's shareholders				(140,256)

Schedule of earnings per share information

	2019	2018	2017
Net income(loss) for the year attributable to NEXA's shareholders	(146,626)	74,860	126,885
Weighted average number of outstanding common shares (thousands)	132,622	133,313	116,527
Earnings per share in US Dollars	(1.11)	0.56	1.09

Schedule of Summarised financial information of the non-controlling interests

Summarized balance sheet

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Current assets	725,103	957,821	24,365	10,280
Current liabilities	23,736	248,938	15,058	3,459
Current net assets	701,367	708,883	9,307	6,821

Non-current assets	695,712	642,007	125,335	91,702
Non-current liabilities	602,357	581,172	35,872	21,478
Non-current net assets	93,355	60,835	89,463	70,224

Net assets	794,722	769,718	98,770	77,045

Accumulated non-controlling interests	313,818	373,838	65,846	51,363

Summarized income statement

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Net revenues	745,181	827,537	83,597	11,916
Net income for the year	11,370	142,082	50,350	3,742
Other comprehensive income	—	—	1,552	(15,322)
Total comprehensive income for the year	11,370	142,082	51,902	(11,580)

Comprehensive income (loss) attributable to non-controlling interests	(6,918)	13,621	1,619	(7,724)
Dividends paid to non-controlling interests	30,427	—	10,867	2,137

Summarized statement of cash flows

	NEXA PERU		Pollarix S.A.
	2019	2018	2019	2018
Net cash provided by (used in) operating activities	43,341	232,391	(55,426)	7,201
Net cash (used in) provided by investing activities	(111,268)	(76,695)	36,152	(762)
Net cash provided by (used in) financing activities	(200,248)	—	9,564	(6,441)
Increase (decrease) in cash and cash equivalents	(268,175)	155,696	(9,710)	(2)